SCHEDULE I-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details 5) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net Income (loss)	$ 129,900	$ (28,300)	$ 251,300	$ 101,000	$ (48,200)	$ 58,800	$ 212,600	$ 62,100	$ (123,000)	$ 156,400	$ 52,700	$ 275,779	$ 210,489	$ (18,383)
Cash flows from operating activities:
Net cash provided by operating activities										1,466,000	1,183,000	2,748,412	2,258,521	2,237,927
Cash flows from investing activities:
Increase (Decrease) in Restricted Cash										175,400	130,100	(261,605)	(101,766)	160,516
Payments to Acquire Revenue Earning Equipment										(6,825,500)	(5,711,000)	(9,613,239)	(9,454,311)	(8,440,872)
Proceeds from disposal of revenue earning equipment										3,742,800	3,608,300	7,125,096	7,850,442	7,518,446
Payments to Acquire Other Property, Plant, and Equipment										(168,100)	(137,200)	(312,786)	(281,695)	(179,209)
Proceeds from disposal of property and equipment										42,500	56,400	137,694	53,814	38,905
Capital Contributions to Subsidiaries										0	0	0	0	0
Distributions of Equity										0	0	0	0	0
Payments to Acquire Businesses, Net of Cash Acquired										(229,200)	(161,800)	(1,905,168)	(227,081)	(47,571)
Purchase of short-term investments, net												0	(32,891)	3,491
Net cash used in investing activities										(3,264,100)	(2,215,800)	(4,747,290)	(2,192,902)	(943,568)
Cash flows from financing activities:
Proceeds from issuance of long-term debt										1,204,400	270,500	2,237,280	3,062,479	2,635,713
Repayments of Long-term Debt										(320,700)	(643,100)	(952,144)	(3,649,300)	(2,954,233)
Repayments of Short-term Debt, Maturing in More than Three Months										(435,900)	(656,200)	(1,280,143)	(1,194,056)	(970,949)
Line of Credit Facility, Increase (Decrease) for Period, Net												1,273,164	(57,329)	1,026,070
Dividends paid										(479,700)	(12,500)	(25,000)	(22,950)	(23,000)
Proceeds from employee stock purchase plan										2,400	2,000	4,275	3,577	3,208
Loan to Parent From Non-Guarantor										0	0	0
Loan with Hertz Global Holdings, Inc.										12,000	(13,900)	(13,220)	(984)	(6,173)
Excess Tax Benefit (Tax Deficiency) from Share-based Compensation, Financing Activities												0	0	(258)
Payments to Acquire Additional Interest in Subsidiaries										0	(38,000)	(38,000)	0	0
Payments of Financing Costs										(20,600)	(6,900)	(49,433)	(91,482)	(78,151)
Net cash provided by (used in) financing activities										1,756,100	692,400	1,595,166	(1,512,255)	104,517
Net decrease in cash and cash equivalents during the period										(50,200)	(345,200)	(397,973)	(1,442,798)	1,388,539
Cash and cash equivalents at beginning of period			586,000	586,000	931,208				2,374,006	533,235	931,208	931,208	2,374,006	985,467
Cash and cash equivalents at end of period	483,000	533,235		586,000	586,000	931,208				483,000	586,000	533,235	931,208	2,374,006
Parent
Condensed Financial Statements, Captions [Line Items]
Net Income (loss)	129,900			100,900						156,400	52,700	275,779	210,489	(18,383)
Cash flows from operating activities:
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities												1,401,869	790,108	355,438
Net cash provided by operating activities										(365,700)	(219,000)	1,677,648	1,000,597	337,055
Cash flows from investing activities:
Increase (Decrease) in Restricted Cash										(1,000)	12,600	11,981	(28,570)	19,932
Payments to Acquire Revenue Earning Equipment										(87,900)	(73,800)	(88,120)	(142,134)	(188,057)
Proceeds from disposal of revenue earning equipment										47,700	54,400	79,390	163,330	169,451
Payments to Acquire Other Property, Plant, and Equipment										(99,100)	(80,200)	(173,053)	(189,562)	(92,415)
Proceeds from disposal of property and equipment										24,600	44,300	67,370	23,952	4,311
Capital Contributions to Subsidiaries										(485,700)	(2,215,900)	(4,267,118)	(3,549,088)	(1,544,332)
Distributions of Equity										651,000	2,220,600	1,829,256	2,590,025	1,877,095
Payments to Acquire Businesses, Net of Cash Acquired										0	0	(1,708,520)	(214,384)	(35)
Purchase of short-term investments, net												0	(32,891)	3,183
Net cash used in investing activities										49,600	(38,000)	(4,248,814)	(1,379,322)	249,133
Cash flows from financing activities:
Proceeds from issuance of long-term debt										250,000	260,000	2,210,000	2,455,309	1,209,866
Repayments of Long-term Debt										(22,800)	(637,300)	(650,407)	(3,596,295)	(73,342)
Repayments of Short-term Debt, Maturing in More than Three Months										0	(26,800)	(26,775)	(29,224)	(2,615)
Line of Credit Facility, Increase (Decrease) for Period, Net												220,000	(29,128)	(18,907)
Dividends paid										(479,700)	(12,500)	(25,000)	(22,950)	(23,000)
Proceeds from employee stock purchase plan										2,400	2,000	4,275	3,577	3,208
Loan to Parent From Non-Guarantor										0	18,300	385,108	490,273	0
Loan with Hertz Global Holdings, Inc.										12,000	(13,900)	(13,220)	(984)	(6,173)
Excess Tax Benefit (Tax Deficiency) from Share-based Compensation, Financing Activities												0	0	(258)
Payments to Acquire Additional Interest in Subsidiaries											(38,000)	(38,000)	0	0
Payments of Financing Costs										(7,900)	(4,200)	(35,215)	(81,229)	(29,111)
Net cash provided by (used in) financing activities										379,000	(42,400)	2,030,766	(810,651)	1,059,668
Net decrease in cash and cash equivalents during the period										62,900	(299,400)	(540,400)	(1,189,376)	1,645,856
Cash and cash equivalents at beginning of period				265,600	565,002				1,754,378	24,602	565,002	565,002	1,754,378	108,522
Cash and cash equivalents at end of period	$ 87,500	$ 24,602				$ 565,002				$ 87,500		$ 24,602	$ 565,002	$ 1,754,378